ILFC Transaction (Schedule Of Reported Transaction And Integration Expenses Related To The ILFC Transaction) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Transaction, integration and restructuring related expenses	$ 53,389,000	$ 58,913,000	$ 148,792,000
ILFC [Member]
Business Acquisition [Line Items]
Severance and other compensation expenses	0	7,236,000	54,600,000
Banking fees	0		45,740,000
Professional fees and other expenses	0	2,366,000	48,452,000
Transaction, integration and restructuring related expenses	$ 0	$ 9,602,000	$ 148,792,000